Valuation Accounts (Detail) - Accounts receivable, allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 14,053	$ 12,139	$ 14,891
Additions Charged to Expense (Recovery)	23,758	5,028	(474)
Deductions Credited and Write-Offs	(5,967)	(3,114)	(2,278)
Balance at End of Year	$ 31,844	$ 14,053	$ 12,139